Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Enova LTIP
Summary of Restricted Stock Unit Activity

The following table summarizes the Enova restricted stock unit activity during 2014:

Year Ended December 31,
2014
	Units	Weighted Average Fair Value at Date of Grant
Outstanding at beginning of year	—	$—
Units granted	549,707	23.04
Shares issued	—	—
Units forfeited	—	—

Outstanding at end of year	549,707	$23.04

Units vested at end of year	—	—

Summary of Stock Option Activity

There were no stock options outstanding as of December 31, 2013 and 2012. A summary of the Company’s stock option activity for the year ended December 31, 2014 is as follows:

Year Ended December 31,
2014
	Units	Weighted Average Exercise Price
Outstanding at beginning of year	—	$—
Options granted	1,425,196	23.04
Shares issued	—	—
Options forfeited	—	—

Outstanding at end of year	1,425,196	$23.04

Options vested at end of year	—	—

Cash America LTIP
Summary of Restricted Stock Unit Activity

The following table summarizes the Cash America RSU activity during 2014, 2013 and 2012:

	Year Ended December 31,
	2014			2013		2012
	Units		Weighted Average Fair Value at Date of Grant	Units	Weighted Average Fair Value at Date of Grant	Units	Weighted Average Fair Value at Date of Grant
Outstanding at beginning of year	14,260		$48.19	13,215	$39.66	16,667	$38.97
Units granted	—		—	14,260	48.19	—	—
Shares issued	(14,260	) (1)	48.19	(2,333)	39.66	(3,452)	36.34
Units forfeited	—		—	(10,882)	39.66	—	—

Outstanding at end of year	—		$—	14,260	$48.19	13,215	$39.66

Units vested at end of year	—		—	—	—	—	—

(1)	Amount does not include 13,048 shares of common stock of the Company that were delivered by Cash America to the Company’s Chief Executive Officer in connection with his RSUs that vested on November 13, 2014. In connection with the Spin-off, such RSU awards were payable by Cash America in both shares of Cash America common stock and Enova common stock.